Capital Link

NextGen Protocol ETF

Schedule of Investments

August 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Canada — 0.4%
TMX Group	1,183	$129,941

China — 4.3%
Baidu ADR*	5,477	859,999
Ping An Insurance Group of China, Cl H	59,500	462,085
		1,322,084
France — 4.5%
BNP Paribas	10,297	653,097
Capgemini	1,368	307,067
Engie	29,245	418,826
		1,378,990
Germany — 3.4%
SAP	6,877	1,034,720

Hong Kong — 2.0%
Hong Kong Exchanges & Clearing	9,800	618,442

India — 2.9%
Infosys ADR	36,919	879,411

Japan — 3.2%
GMO Internet	12,300	321,103
HIS*	6,500	151,111
Monex Group	21,000	112,206
Rakuten Group	19,700	206,576
SBI Holdings	8,600	209,011
		1,000,007
South Korea — 1.6%
Kakao	910	121,652
Samsung SDS	1,147	170,648
SK Telecom	799	205,358
		497,658
Switzerland — 3.8%
Nestle	9,350	1,181,343

Taiwan — 5.2%
Hon Hai Precision Industry	91,891	368,048
Taiwan Semiconductor Manufacturing ADR	10,217	1,215,925
		1,583,973
United States — 68.3%
Consumer Discretionary— 3.9%
Amazon.com*	347	1,204,364

Consumer Staples— 0.5%
Bunge	1,832	138,701

Financials— 5.5%
CME Group, Cl A	3,060	617,263
Intercontinental Exchange	7,700	920,381
Signature Bank NY	630	163,378
		1,701,022
Information Technology— 58.4%
Accenture PLC, Cl A	2,910	979,390
Advanced Micro Devices*	7,541	834,939
Cisco Systems	20,605	1,216,107
DocuSign, Cl A*	2,665	789,480
Intel	21,033	1,137,044
International Business Machines	6,190	868,705
Intuit	1,402	793,686
Mastercard, Cl A	3,102	1,074,005
Micron Technology	8,538	629,251
Microsoft	4,362	1,316,800
NVIDIA	6,616	1,480,992
Oracle	13,033	1,161,631
PayPal Holdings*	4,140	1,195,052
salesforce.com*	4,589	1,217,324
Square, Cl A(A) *	1,808	484,671
Visa, Cl A(A)	5,027	1,151,686
VMware, Cl A(A) *	5,713	850,494
Xilinx	4,930	767,059
		17,948,316
		20,992,403

Total Common Stock
(Cost $22,894,325)		30,618,972

Description	Shares/Face Amount	Fair Value
MONEY MARKET — 0.3%
JPMorgan U.S. Government Money Market Fund, Class I, 0.01%(B)	78,501	$78,501

Total Money Market (Cost $78,501)		78,501

REPURCHASE AGREEMENTS (C)(D) — 2.7%
Citigroup
0.060%, dated 8/31/2021 to be repurchased on 09/01/2021, repurchase price $250,000 (collateralized by U.S. Government Obligations, ranging in par value $16 - $25,166, 1.500% - 5.500%, 08/01/2022 - 09/01/2051, with a total market value of $255,000)	$250,000	250,000
Daiwa Capital Markets
0.050%, dated 8/31/2021 to be repurchased on 09/01/2021, repurchase price $250,000 (collateralized by U.S. Government Obligations, ranging in par value $0 - $33,817, 0.000% - 7.000%, 12/09/2021 - 09/01/2051, with a total market value of $255,000)	250,000	250,000
Deutsche Bank
0.050%, dated 8/31/2021 to be repurchased on 09/01/2021, repurchase price $78,641 (collateralized by U.S. Government Obligations, ranging in par value $0 - $39,157, 0.000% - 4.500%, 04/08/2022 - 06/20/2051, with a total market value of $80,214)	78,641	78,641
RBC Dominion Securities
0.050%, dated 8/31/2021 to be repurchased on 09/01/2021, repurchase price $250,000 (collateralized by U.S. Government Obligations, ranging in par value $0 - $43,985, 0.000% - 6.250%, 09/09/2021 - 08/20/2051, with a total market value of $255,000)	250,000	250,000

Total Repurchase Agreements
(Cost $828,641)		828,641

Total Investments - 102.6%
(Cost $23,801,467)		$31,526,114

Percentages are based on Net Assets of $30,727,104.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $2,382,835.
(B)	The rate reported is the 7-day effective yield as of August 31, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	These securities were purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $828,641.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of August 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,618,972	$—	$—	$30,618,972
Money Market	78,501	—	—	78,501
Repurchase Agreement	—	828,641	—	828,641
Total Investments in Securities	$30,697,473	$828,641	$—	$31,526,114

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

INN-QH-001-0800